Investments in associates and joint ventures (Summary of investments in associates and joint ventures) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investments in associates and joint ventures
Beginning of the year	¥ 22,375,377	¥ 20,783,259
Capital injections in associates and joint ventures	852,323	596,877
Share of net profits less loss	804,386	1,774,322
Share of other comprehensive loss	(44,304)	(182,849)
Share of other capital reserve of equity-method investees	1,086	7,607
Dividends	(950,964)	(603,839)
End of the year	¥ 23,037,904	¥ 22,375,377